Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2017